SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Septmeber 30, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ironwood Investment Counsel, LLC
Address: 	11801 N. Tatum Blvd., Suite 224
	 	Phoenix, AZ 85028



Form 13F File Number:  28- 11471

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: PAUL W. ALSTON, III
Title:
Phone: 602-493-4042

Signature, Place, and Date of Signing:

   PAUL W. ALSTON, III     Phoenix, AZ                 November 6, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               116
                                                  -----------------------

Form 13F Information Table Value Total:             121894 (x 1000)
                                                  -----------------------


List of Other Included Managers:

                          Ironwood Investment Counsel, LLC
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

         COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6 COLUMN7     COLUMN 8
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS SOLE  SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------
3M Co                          COM              88579y101     1483    16048 SH            SOLE          12748           3300
Abbott Labs                    COM              002824100     1411    20585 SH            SOLE          10285          10300
Accenture PLC                  SHS CL A         G1151C101      942    13450 SH            SOLE          13450
Air Prods & Chems Inc          COM              009158106      358     4325 SH            SOLE           1325           3000
American Express               COM              025816109      958    16851 SH            SOLE          16851
Apple Computer Inc             COM              037833100     1586     2377 SH            SOLE           2377
AT&T                           COM              00206R102     1025    27198 SH            SOLE          25781           1417
Auto Data Processing           COM              053015103     1472    25101 SH            SOLE          14751          10350
B O K Financial Cp New         COM NEW          05561Q201      707    11957 SH            SOLE           1075          10882
Bancfirst Corp Oklahoma        COM              05945F103     1040    24200 SH            SOLE            200          24000
Bank of America Corp           COM              060505104      560    63443 SH            SOLE          58823           4620
Bard                           COM              067383109      224     2145 SH            SOLE           2145
Becton Dickinson & Co          COM              075887109      462     5875 SH            SOLE           2875           3000
Berkshire Hathaway Cl A        COM              084670108     1327       10 SH            SOLE                            10
BHP Billiton Ltd ADR           Spons ADR        05545E209      415     6044 SH            SOLE             44           6000
BRE Properties Inc             CL A             05564E106      216     4600 SH            SOLE           4600
Broadridge Financial Solutions COM              11133T103      253    10841 SH            SOLE          10841
Brown & Brown Inc              COM              115236101      528    20240 SH            SOLE          20240
Campbell Soup Co               COM              134429109      630    18100 SH            SOLE           7600          10500
Capital One Financial          COM              14040H105      366     6427 SH            SOLE           6427
Caterpillar Inc                COM              149123101      478     5555 SH            SOLE           5555
Charles Schwab Corp            COM              808513105      600    46933 SH            SOLE          44933           2000
Chevron Corp                   COM              166764100     1566    13436 SH            SOLE          13436
Church & Dwight Co Inc         COM              171340102      427     7900 SH            SOLE           5800           2100
Cisco Systems Inc              COM              17275R102     1537    80499 SH            SOLE          65499          15000
Citigroup Inc                  COM              172967101      345    10535 SH            SOLE          10535
Clorox Company                 COM              189054109     1189    16500 SH            SOLE          10000           6500
Coca Cola                      COM              191216100     1232    32486 SH            SOLE          13414          19072
Colgate Palmolive Co           COM              194162103      602     5611 SH            SOLE            611           5000
Costco                         COM              22160k105      869     8675 SH            SOLE           8375            300
Devon Energy                   COM              25179m103     1513    25015 SH            SOLE          14090          10925
Disney Walt Co                 COM              254687106      994    19004 SH            SOLE          17004           2000
Eaton Corp                     COM              278058102      378     8000 SH            SOLE                          8000
Eli Lilly & Co                 COM              532457108      318     6700 SH            SOLE           1700           5000
Emerson Electric               COM              291011104     1997    41375 SH            SOLE          20175          21200
Energen Corp                   COM              29265N108      210     4000 SH            SOLE                          4000
Express Scripts Inc            COM              30219G108      307     4904 SH            SOLE           1711           3193
Exxon Mobil                    COM              30231G102     9777   106909 SH            SOLE          61706          45203
Fastenal Co                    COM              311900104      215     5000 SH            SOLE           5000
Federated Investors            COM              314211103      353    17080 SH            SOLE          12080           5000
General Electric               COM              369604103     3242   142778 SH            SOLE         107759          35019
General Mills Inc              COM              370334104      319     8000 SH            SOLE                          8000
Genuine Parts Co               COM              372460105      305     5000 SH            SOLE                          5000
Google Inc Class A             CL A             38259P508      283      375 SH            SOLE            325             50
Grainger                       COM              384802104      208     1000 SH            SOLE           1000
Hershey Company                COM              427866108      220     3100 SH            SOLE            100           3000
Hewlett-Packard Company        COM              428236103      212    12412 SH            SOLE          12412
Heinz HJ Co                    COM              423074103      408     7300 SH            SOLE           7300
Home Depot                     COM              437076102     1826    30251 SH            SOLE          27251           3000
IBM                            COM              459200101     2299    11083 SH            SOLE           5081           6002
Illinois Tool Works            COM              452308109      342     5750 SH            SOLE           5750
Intel                          COM              458140100      590    26036 SH            SOLE          24036           2000
iShares Tr                     BARCLYS TIPS BD  464287176      882     7240 SH            SOLE           4040           3200
iShares Tr                     iBoxx HI YLD COR 464288513      743     8045 SH            SOLE           8045
iShares Tr                     MSCI ACWI IDX    464288240     1891    48000 SH            SOLE                         48000
iShares                        MSCI EAFE IDX    464287465      271     5116 SH            SOLE           4116           1000
iShares                        MSCI EMERG MKTS  464287234      328     7944 SH            SOLE           7444            500
iShares                        RUSSELL 1000 GRW 464287614     8602   128959 SH            SOLE         128959
iShares                        S&P 500 INDEX    464287200     8679    60104 SH            SOLE          60104
iShares                        US PFD STK IDX   464288687      265     6652 SH            SOLE           6652
Johnson & Johnson              COM              478160104     3506    50880 SH            SOLE          40480          10400
Kinder Morgan Mgmt LLC         COM              49455U100     1904    24916 SH            SOLE          13909          11007
Kraft Foods Inc                CL A             50075N104     2241    54196 SH            SOLE          35496          18700
Legg Mason                     COM              524901105      269    10905 SH            SOLE          10905
Mastercard                     COM              57636Q104      222      492 SH            SOLE            492
McDonalds                      COM              580135101     1993    21724 SH            SOLE          11724          10000
McGraw Hill                    COM              580645109      339     6215 SH            SOLE           5615            600
Medtronic Inc                  COM              585055106     1449    33613 SH            SOLE          26613           7000
Merck & Co                     COM              589331107      973    21575 SH            SOLE            955          20620
Microsoft                      COM              594918104     2682    90125 SH            SOLE          60784          29341
MV Oil Trust                   COM              553859109      588    16400 SH            SOLE           2400          14000
New Gold CDA                   COM              644535106      367    30000 SH            SOLE                         30000
Northern Trust 	Corp           COM              665859104      302     6500 SH            SOLE           6500
Novartis A G                   COM              66987V109      590     9627 SH            SOLE           4627           5000
OGE Energy Corp.               COM              670837103      566    10200 SH            SOLE            200          10000
Omnicare Inc                   COM              681904108      465    13679 SH            SOLE          13679
Pall Corp                      COM              696429307      364     5728 SH            SOLE           5728
Panhandle Oil & Gas Inc        COM              698477106      230     7500 SH            SOLE                          7500
Park Sterling Corp             COM              70086Y105       49    10000 SH            SOLE                         10000
Paychex Inc                    COM              704326107      793    23825 SH            SOLE          13825          10000
Pepsico Inc                    COM              713448108     1828    25824 SH            SOLE          20824           5000
Pfizer                         COM              717081103     1685    67795 SH            SOLE          56919          10876
PIMCO ETF TR                   ENHAN SHRT MAT   72201R833     1133    11160 SH            SOLE          11160
Pinnacle West Capital Cp       COM              723484101      414     7834 SH            SOLE           7834
Plum Creek Timber Co           COM              729251108      214     4875 SH            SOLE           4650            225
Powershares DB Cmdy Idx Tra    UNIT BEN IT      73935S105      235     8200 SH            SOLE           8200
Powershares ETF TR             FTS RAFI US 1000 73935X583      240     3901 SH            SOLE           3901
Powershares QQQ                UNIT SER 1       73935A104      716    10435 SH            SOLE          10435
Procter & Gamble               COM              742718109     3099    44682 SH            SOLE          44432            250
Ramtron International Corp     COM              751907304       36    11754 SH            SOLE          11754
Royal Dutch Shell A Adrf       COM              780259206      375     5400 SH            SOLE           5400
Royal Dutch Shell PLC Cl B     COM              780259107      250     3500 SH            SOLE           3500
Schlumberger Ltd               COM              806857108      230     3175 SH            SOLE           3175
Siemens AG ADR                 Spons ADR        826197501      302     3019 SH            SOLE             19           3000
Sigma Aldrich Corp             COM              826552101      727    10100 SH            SOLE           5100           5000
SPDR S&P 500 ETF TR            TR UNIT          78462F103      410     2845 SH            SOLE           2845
State Street Corp              COM              857477103      327     7800 SH            SOLE           6200           1600
Stryker                        COM              863667101      527     9475 SH            SOLE           4475           5000
Sysco                          COM              871829107     1228    39280 SH            SOLE          36280           3000
T. Rowe Price Group Inc        COM              74144t108      538     8500 SH            SOLE           6500           2000
Target                         COM              87612E106      720    11338 SH            SOLE           6738           4600
Techne Corp Common             COM              878377100      288     4000 SH            SOLE                          4000
The Southern Company           COM              842587107      212     4600 SH            SOLE           4600
United Parcel Service B        CL B             911312106      988    13806 SH            SOLE          11806           2000
US Bancorp                     COM              902973304     1537    44815 SH            SOLE          36677           8138
Vanguard Intl Eq Index Fd      MSCI EMR MKT ETF 922042858     1857    44515 SH            SOLE          41915           2600
Vanguard Bond Index Fund       TOTAL BND MRKT   921937835      277     3255 SH            SOLE           3255
Verizon Communications         COM              92343v104      899    19724 SH            SOLE          19324            400
VOC Energy Trust               TR UNIT          91829B103      317    17000 SH            SOLE           2000          15000
Walgreen Company               COM              931422109     1622    44500 SH            SOLE          44500
Wal Mart Stores Inc            COM              931142103     2129    28843 SH            SOLE          23130           5713
Waste Management               COM              94106L109      441    13745 SH            SOLE           3745          10000
Wellpoint Inc                  COM              94973V107      262     4525 SH            SOLE           4525
Western Union                  COM              959802109     1114    61147 SH            SOLE          51147          10000
Windstream Corp                COM              97381W104      272    26931 SH            SOLE          11830          15101
Xilinx Inc                     COM              983919101     1772    53052 SH            SOLE          53052


REPORT SUMMARY                                      TOTAL   $ 121894 (x 1000)


